FLOW-THROUGH SHARE PREMIUM LIABILITY (Details Narrative) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
FLOW-THROUGH SHARE PREMIUM LIABILITY
Unspent flow-through expenditure commitments	$ 4,090,000	$ 0